Summary of Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies - MYR [Member]	Jun. 30, 2023	Jun. 30, 2022
Period End Adjustment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.67	4.41
Period Average Adjustment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Translation of Foreign Currencies [Line Items]
Translation of foreign currencies	4.49	4.23